Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax expense (income) [abstract]
Summary of Tax on Profit/Loss and Deferred Tax

	2023	2022	2021
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	(5,377)	(3,723)	367
Current tax, adjustments to prior years	3,904	(1,654)	—
Deferred tax, movement for the year	(1,044)	—	—
Deferred tax, adjustments to prior years	(4,786)	—	—
	(7,303)	(5,377)	367
Tax for the year can be explained as follows:
Profit/(loss) before tax	(474,144)	(577,817)	(383,944)
Tax at the Danish corporation tax rate of 22%	104,312	127,120	84,468
Tax effect of:
Non-deductible costs	(8,494)	(17,094)	(14,800)
Additional tax deductions	9,077	13,720	17,117
Impact from associate	(4,047)	(3,893)	3,169
Prior year adjustments	(1,294)	—	—
Other effects including effect of different tax rates	(882)	(2,716)	305
Deferred tax asset, not recognized	(105,975)	(122,514)	(89,892)
Tax on profit/(loss) for the year	(7,303)	(5,377)	367
Effective tax rate	1.54%	0.93%	(0.10)%

	2023	2022	2021
	(EUR’000)
Specification of Deferred Tax Assets/(Liabilities)
Tax deductible losses	521,697	433,174	313,011
Other temporary differences, assets	16,256	19,961	12,856
Deferred tax asset, not recognized	(537,953)	(453,135)	(325,867)
Other temporary differences, liabilities	(5,830)	—	—
Total Deferred Tax Assets/(Liabilities) at December 31	(5,830)	—	—
At December 31, 2023,